Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Other Assets
Other recoverable taxes	$ 139,168		$ 128,377
Advances to third parties	7,057		8,545
Prepaid expenses	9,858		10,361
Judicial deposits	16,753		5,446
Works-for-taxes program	7,902		5,338
Other assets	29,222		21,636
Total other assets	209,960		179,703
Current assets	75,486	$ 275	81,119
Non-current assets	$ 134,474	$ 299	$ 98,584